Short-term debt (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Aug. 17, 1998
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	$ 6,020	$ 5,700
Medium-term notes of Simec [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate			10.50%
Principal amount outstanding	6,020	5,700
Medium-term notes of Simec [Member] | USD [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	$ 300	$ 300